UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 - June 30, 2011

Item 1. Reports to Stockholders.

ibbotson

ETF allocation series

An ALPS Advisors, Inc. Solution

SEMI-ANNUAL REPORT

June 30, 2011 (Unaudited)

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2011

1	Shareholder Letter

5	Fund Expenses

Statement of Investments

	7	Conservative ETF Asset Allocation Portfolio

	8	Income and Growth ETF Asset Allocation Portfolio

	9	Balanced ETF Asset Allocation Portfolio

	10	Growth ETF Asset Allocation Portfolio

	11	Aggressive Growth ETF Asset Allocation Portfolio

12	Statements of Assets and Liabilities

13	Statements of Operations

14	Statements of Changes in Net Assets

24	Financial Highlights

34	Notes to Financial Statements

43	Additional Information

44	Approval of Investment Advisory and Sub-Advisory Agreements

46	Trustees and Officers

Shareholder Letter

June 30, 2011 (Unaudited)

Dear Shareholder,

This report encompasses performance for the first half of 2011, trailing year, and the period since the Portfolios were launched on April 30, 2007 (inception). Each Portfolio seeks to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

DÉJÀ VU?

Equity markets during the first half followed a similar performance pattern as in 2010- rising prices early in the year giving way to a second quarter sell off. Once again a common catalyst for the price declines was concerns about the strength of global growth- coupled with the uncommon- the tragic natural disaster in Japan, the growing sovereign debt crisis in Europe and the spectacle in Washington over the debt ceiling. Stocks declined for six straight weeks through May and mid-June, their longest losing streak since the market bottomed in March 2009. Fortunately, a strong rebound in late June mitigated the damage and preserved most of the earlier gains.

In terms of outcomes, the S&P 500 and MSCI EAFE Index returned 6.02 and 5.35 percent, respectively. Coincidently, some of the emerging equity markets were buffeted by concerns of the risk of overheating as evidenced by the 1.03 percent return of the MSCI Emerging Markets Index.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING JUNE 30, 2011

	Six Months	1 Year	Portfolio Inception (4/30/07)**
S&P 500 Stock Index (1)	6.02%	30.69%	-0.59%
MSCI U.S. Small Cap 1750 Index (2)	7.56%	39.36%	3.13%
Barclays Capital U.S. Aggregate Bond Index (3)	2.72%	3.90%	6.08%
MSCI U.S. REIT Index (4)	10.32%	34.09%	-2.25%
MSCI EAFE Index (5)	5.35%	30.93%	-2.98%
MSCI Emerging Markets Index (6)	1.03%	28.17%	6.84%
Thomson Reuters/Jefferies CRB Index (7)	1.62%	30.92%	3.04%

(1)

The S&P 500 Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters/Jefferies CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

**	Annualized returns.
†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

Past performance is no guarantee of future results.

Semi-Annual Report | June 30, 2011	1

Shareholder Letter
June 30, 2011 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 2 and 3 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

2	www.alpsfunds.com

Shareholder Letter

June 30, 2011 (Unaudited)

	Six Months					1 Year
	Fund Return		Fund Benchmarks			Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones	*	Blended^	Class I	Class II	Dow Jones*	Blended^
Conservative	2.80%	2.62%	3.27%		3.38%	8.51%	8.24%	8.27%	9.26%
Income and Growth	3.41%	3.20%	4.19%		4.04%	13.60%	13.28%	14.30%	14.62%
Balanced	4.17%	4.03%	5.19%		4.70%	19.40%	18.99%	21.20%	19.98%
Growth	4.62%	4.46%	6.14%		5.36%	24.83%	24.48%	28.19%	25.33%
Aggressive Growth	4.83%	4.75%	7.20%		5.69%	27.80%	27.48%	35.46%	28.01%

	Since Inception (4/30/07)**					Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/11†
	Fund Return		Fund Benchmarks			Class I		Class II
Portfolio	Class I	Class II	Dow Jones	*	Blended^	Gross	Net	Gross	Net
Conservative	3.91%	3.59%	5.74%		4.75%	0.90%	0.69%	1.15%	0.94%
Income and Growth	2.83%	2.57%	4.34%		3.41%	0.82%	0.69%	1.06%	0.94%
Balanced	1.98%	1.73%	3.49%		2.08%	0.77%	0.70%	1.01%	0.95%
Growth	0.84%	0.55%	2.51%		0.74%	0.78%	0.71%	1.02%	0.96%
Aggressive Growth	-0.22%	-0.48%	1.55%		0.08%	1.01%	0.72%	1.22%	0.97%

Since each Portfolio does not seek to replicate its respective Dow Jones or Blended benchmark, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends and do not reflect any deductions for fees, expenses or taxes.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. An investor cannot invest directly in an index. The S&P 500 and the Barclays Capital Indexes reflect the reinvestment of dividends and do not reflect any deductions for fees, expenses or taxes.

**	Annualized returns.

†

Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2011. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I and 0.78% for Class II agreed to by the Adviser and Subadviser.

Semi-Annual Report | June 30, 2011	3

Shareholder Letter

June 30, 2011 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended June 30, 2011. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of June 30, 2011.

Asset Classes
	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10
Large-Cap Stocks	10.0%	11.0%	17.0%	22.0%	21.0%	29.0%	25.5%	36.0%	26.0%	37.0%
Mid-Cap Stocks	0.0%	3.0%	0.0%	6.0%	10.0%	0.0%	0.0%	14.0%	0.0%	16.0%
Small-Cap Stocks	0.0%	2.0%	3.0%	5.0%	7.0%	9.0%	10.0%	13.0%	12.0%	16.0%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	2.0%	3.0%	2.5%	5.0%	3.0%	6.0%
International Stocks	5.0%	5.0%	11.0%	10.0%	17.0%	16.0%	24.0%	22.0%	28.0%	26.0%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	73.0%	73.0%	55.0%	55.0%	38.0%	38.0%	20.0%	20.0%	10.0%	10.0%
Cash Equivalents	7.0%	7.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that the Portfolios underperformed the benchmarks during the first half of 2011. It’s important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International, Commodity, or Real Estate Investment Trust (“REIT”), exposures on the equity side and Short-term Bonds and Treasury Inflation-Protected Securities (“TIPS”), on the Fixed Income side. So when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted in comparison.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Tom Carter

President

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

4	www.alpsfunds.com

Fund Expenses

June 30, 2011 (Unaudited)

As a shareholder of the Portfolios listed on the following page, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2011 and held until June 30, 2011.

Actual Expenses. The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

Semi-Annual Report | June 30, 2011	5

Fund Expenses

June 30, 2011 (Unaudited)

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Net Expense Ratio(1)	Expense Paid During Period 1/1/11 - 6/30/11(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,028.00	0.50%	$ 2.51
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class II
Actual Fund Return	$ 1,000.00	$ 1,026.20	0.75%	$ 3.77
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,034.10	0.50%	$ 2.52
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class II
Actual Fund Return	$ 1,000.00	$ 1,032.00	0.75%	$ 3.78
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,041.70	0.50%	$ 2.53
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class II
Actual Fund Return	$ 1,000.00	$ 1,040.30	0.75%	$ 3.79
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,046.20	0.50%	$ 2.54
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class II
Actual Fund Return	$ 1,000.00	$ 1,044.60	0.75%	$ 3.80
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,048.30	0.50%	$ 2.54
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class II
Actual Fund Return	$ 1,000.00	$ 1,047.50	0.75%	$ 3.81
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76

(1)	Annualized based on the Portfolios’ expenses from January 1, 2011 through June 30, 2011.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract through which the Portfolios’ shares are offered to you.

6	www.alpsfunds.com

Statement of Investments Conservative ETF Asset Allocation Portfolio
As of June 30, 2011(Unaudited)

	Shares	Value
Exchange Traded Funds - 90.82%
iShares - 31.03%
Barclays Intermediate Credit Bond Fund	12,917	$1,376,964
Barclays TIPS Bond Fund	24,839	2,748,187
S&P 500 Index Fund	17,637	2,335,491
S&P MidCap 400 Index Fund	7,140	697,578

Total iShares		7,158,220

Other - 59.79%
SPDR Barclays Capital High Yield Bond ETF	34,700	1,395,634
Vanguard MSCI EAFE ETF	31,025	1,181,432
Vanguard Short-Term Bond ETF	79,182	6,416,118
Vanguard Total Bond Market ETF	59,158	4,801,263

Total Other		13,794,447

Total Exchange Traded Funds (Cost $20,248,082)		20,952,667

Exchange Traded Notes - 1.98%
Diversified - 1.98%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	9,673	456,856

Total Exchange Traded Notes (Cost $406,820)		456,856

	7-Day Yield	Shares	Value
Short-Term Investments - 6.36%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.086%	1,466,675	$1,466,675

Total Short-Term Investments (Cost $1,466,675)			1,466,675

Total Investments - 99.16% (Total cost $22,121,577)			22,876,198

Other Assets in Excess of Liablities - 0.84%			193,572

Net Assets - 100.00%			$23,069,770

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited) See Notes to Financial Statements.

*     Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2011.

#     Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited.

Semi-Annual Report | June 30, 2011	7

Statement of Investments Income and Growth ETF Asset Allocation Portfolio
As of June 30, 2011(Unaudited)

	Shares	Value
Exchange Traded Funds - 92.15%
iShares - 39.27%
Barclays Intermediate Credit Bond Fund	42,530	$4,533,737
Barclays TIPS Bond Fund	74,143	8,203,181
MSCI EAFE Small Cap Index Fund	43,135	1,881,980
S&P 500 Index Fund	119,498	15,823,925
S&P MidCap 400 Index Fund	57,160	5,584,532

Total iShares		36,027,355

Other - 52.88%
SPDR Barclays Capital High Yield Bond ETF	115,350	4,639,377
Vanguard MSCI EAFE ETF	172,705	6,576,606
Vanguard MSCI Emerging Markets ETF	38,506	1,872,162
Vanguard Short-Term Bond ETF	201,619	16,337,188
Vanguard Small-Cap ETF	35,885	2,802,260
Vanguard Total Bond Market ETF	200,688	16,287,838

Total Other		48,515,431

Total Exchange Traded Funds (Cost $81,810,659)		84,542,786

Exchange Traded Notes - 2.96%
Diversified - 2.96%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	57,558	2,718,464

Total Exchange Traded Notes (Cost $2,478,033)		2,718,464

	7-Day Yield	Shares	Value
Short-Term Investments - 4.88%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.086%	4,471,899	$4,471,899

Total Short-Term Investments (Cost $4,471,899)			4,471,899

Total Investments - 99.99% (Total cost $88,760,591)			91,733,149

Other Assets in Excess of Liablities - 0.01%			13,042

Net Assets - 100.00%			$91,746,191

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited) See Notes to Financial Statements.

*   Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2011.

#   Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited.

8	www.alpsfunds.com

Statement of Investments Balanced ETF Asset Allocation Portfolio
As of June 30, 2011(Unaudited)

	Shares	Value
Exchange Traded Funds - 95.11%
iShares - 43.21%
Barclays Intermediate Credit Bond Fund	59,745	$6,368,871
Barclays TIPS Bond Fund	72,011	7,967,297
MSCI EAFE Small Cap Index Fund	113,890	4,969,021
S&P 500 Index Fund	259,186	34,321,411
S&P MidCap 400 Index Fund	167,605	16,375,008

Total iShares		70,001,608

Other - 51.90%
SPDR Barclays Capital High Yield Bond ETF	162,445	6,533,538
Vanguard MSCI EAFE ETF	433,930	16,524,054
Vanguard MSCI Emerging Markets ETF	135,569	6,591,365
Vanguard REIT ETF	53,108	3,191,791
Vanguard Short-Term Bond ETF	157,630	12,772,759
Vanguard Small-Cap ETF	146,913	11,472,436
Vanguard Total Bond Market ETF	332,571	26,991,462

Total Other		84,077,405

Total Exchange Traded Funds (Cost $146,546,918)		154,079,013

Exchange Traded Notes - 2.93%
Diversified - 2.93%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	100,363	4,740,144

Total Exchange Traded Notes (Cost $4,362,520)		4,740,144

	7-Day Yield	Shares	Value
Short-Term Investments - 1.99%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.086%	3,218,084	$3,218,084

Total Short-Term Investments (Cost $3,218,084)			3,218,084

Total Investments - 100.03% (Total cost $154,127,522)			162,037,241

Liabilities in Excess of Other Assets - (0.03)%			(43,414)

Net Assets - 100.00%			$161,993,827

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*     Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2011.

#     Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	9

Statement of Investments Growth ETF Asset Allocation Portfolio

As of June 30, 2011 (Unaudited)

	Shares	Value
Exchange Traded Funds - 96.16%
iShares - 46.58%
Barclays Intermediate Credit Bond Fund	39,937	$4,257,320
MSCI EAFE Small Cap Index Fund	134,855	5,883,724
S&P 500 Index Fund	278,877	36,928,892
S&P MidCap 400 Index Fund	208,040	20,325,508

Total iShares		67,395,444

Other - 49.58%
Vanguard MSCI EAFE ETF	540,195	20,570,626
Vanguard MSCI Emerging Markets ETF	181,129	8,806,492
Vanguard REIT ETF	59,922	3,601,312
Vanguard Short-Term Bond ETF	122,813	9,951,537
Vanguard Small-Cap ETF	187,341	14,629,459
Vanguard Total Bond Market ETF	174,781	14,185,226

Total Other		71,744,652

Total Exchange Traded Funds (Cost $130,488,275)		139,140,096

Exchange Traded Notes - 3.92%
Diversified - 3.92%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	120,109	5,672,748

Total Exchange Traded Notes (Cost $5,116,780)		5,672,748

	7 -Day Yield	Shares	Value
Short-Term Investments - 0.23%
Morgan Stanley
Institutional Liquidity Funds - Prime Portfolio	0.086%	324,704	$324,704

Total Short-Term Investments (Cost $324,704)			324,704

Total Investments - 100.31% (Total cost $135,929,759)			145,137,548

Liabilities in Excess of Other Assets - (0.31)%			(443,530)

Net Assets - 100.00%			$144,694,018

(1)	Non - income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

#   Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited.

See Notes to Financial Statements

10	www.alpsfunds.com

Statement of Investments Aggressive Growth ETF Asset Allocation Portfolio
As of June 30, 2011(Unaudited)

	Shares	Value
Exchange Traded Funds - 95.21%
iShares - 49.12%
Barclays Intermediate Credit Bond Fund	7,863	$838,203
MSCI EAFE Small Cap Index Fund	50,185	2,189,572
S&P 500 Index Fund	84,551	11,196,243
S&P MidCap 400 Index Fund	70,365	6,874,660

Total iShares		21,098,678

Other - 46.09%
Vanguard MSCI EAFE ETF	183,390	6,983,491
Vanguard MSCI Emerging Markets ETF	62,202	3,024,261
Vanguard REIT ETF	21,289	1,279,469
Vanguard Small-Cap ETF	66,148	5,165,498
Vanguard Total Bond Market ETF	41,201	3,343,873

Total Other		19,796,592

Total Exchange Traded Funds
(Cost $38,847,575)		40,895,270

Exchange Traded Notes - 4.92%
Diversified - 4.92%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	44,764	2,114,204

Total Exchange Traded Notes (Cost $1,905,987)		2,114,204

	7-Day Yield	Shares	Value
Short-Term Investments - 0.24%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.086%	100,926	$100,926

Total Short-Term Investments (Cost $100,926)			100,926

Total Investments - 100.37% (Total cost $40,854,488)			43,110,400

Liabilities in Excess of Other Assets - (0.37)%			(157,705)

Net Assets - 100.00%			$42,952,695

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*     Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2011.

#     Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management.These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	11

Statements of Assets and Liabilities
As of June 30, 2011 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value (Investments, at Cost, see below)	$22,876,198	$91,733,149	$162,037,241	$145,137,548	$43,110,400
Cash	–	93,241	–	–	62,615
Receivable for investments sold	142,667	81,636	185,126	20,196	–
Receivable for shares sold	164,758	7,506	72,511	14,660	5,931
Interest and dividends receivable	131	382	277	4	5
Other assets	1,150	4,928	7,819	7,692	2,689
Total Assets	23,184,904	91,920,842	162,302,974	145,180,100	43,181,640

LIABILITIES:

Payable for investments purchased	–	68,292	8,506	298,391	160,906
Payable for shares redeemed	74,916	11,653	27,880	14,404	13,446
Payable to advisor	5,789	25,277	49,947	45,669	10,421
Payable to custodian	–	–	131,669	46,776	–
Payable for 12b-1 fees Class II	4,233	18,204	31,274	24,315	7,010
Accrued expenses and other liabilities	30,196	51,225	59,871	56,527	37,162
Total Liabilities	115,134	174,651	309,147	486,082	228,945
Net Assets	$23,069,770	$91,746,191	$161,993,827	$144,694,018	$42,952,695

NET ASSETS CONSIST OF:

Paid-in capital	$20,640,770	$83,373,125	$142,092,161	$125,638,659	$40,341,577
Accumulated net investment income	554,692	1,405,553	2,415,274	2,095,719	566,184
Accumulated net realized gain/(loss) on investments	1,119,687	3,994,955	9,576,673	7,751,851	(210,978)
Net unrealized appreciation on investments	754,621	2,972,558	7,909,719	9,207,789	2,255,912
Net Assets	$23,069,770	$91,746,191	$161,993,827	$144,694,018	$42,952,695

Investments, at Cost	$22,121,577	$88,760,591	$154,127,522	$135,929,759	$40,854,488

PRICING OF SHARES:

Class I:
Net Assets	$2,400,639	$1,851,853	$8,163,848	$24,831,136	$8,462,672
Shares of beneficial interest outstanding	210,550	174,702	777,341	2,434,564	867,164
Net assets value, offering and redemption price per share	$11.40	$10.60	$10.50	$10.20	$9.76

Class II:
Net Assets	$20,669,131	$89,894,338	$153,829,979	$119,862,882	$34,490,023
Shares of beneficial interest outstanding	1,818,859	8,184,538	14,538,084	11,886,905	3,556,641
Net assets value, offering and redemption price per share	$11.36	$10.98	$10.58	$10.08	$9.70

See Notes to Financial Statements

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Statements of Operations
For the Six Months Ended June 30, 2011 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:

Interest	$1,082	$2,844	$2,158	$169	$64
Dividends	264,226	887,883	1,347,608	951,494	259,747
Total Investment Income	265,308	890,727	1,349,766	951,663	259,811

EXPENSES:

Investment advisor fee	49,711	184,379	313,159	300,471	93,022
12b-1 fees - Class II	24,604	100,208	165,195	138,651	42,243
Custodian fees	5,975	9,567	12,706	11,816	6,419
Legal fees	434	2,841	4,468	3,950	1,424
Audit fees	9,372	9,401	9,431	9,425	9,381
Trustees’ fees and expenses	1,208	4,198	6,814	6,809	2,209
Report to shareholder fees	1,173	5,034	8,892	8,530	2,556
Other expenses	3,906	12,056	17,570	16,533	7,531
Total expenses before waiver	96,383	327,684	538,235	496,185	164,785
Less fees waived/reimbursed by investment advisor and sub-advisor
Class I	(1,840)	(497)	(1,323)	(4,249)	(3,638)
Class II	(14,964)	(22,661)	(24,137)	(20,602)	(16,047)
Total Net Expenses	79,579	304,526	512,775	471,334	145,100
Net Investment Income	185,729	586,201	836,991	480,329	114,711

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain on investments	578,247	3,255,125	10,990,161	13,106,759	2,946,910
Net change in unrealized depreciation on investments	(175,761)	(1,436,884)	(7,215,990)	(8,224,189)	(1,180,616)
Net Realized and Unrealized Gain on Investments	402,486	1,818,241	3,774,171	4,882,570	1,766,294
Net Increase in Net Assets Resulting from Operations	$588,215	$2,404,442	$4,611,162	$5,362,899	$1,881,005

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	13

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$185,729	$368,965
Net realized gain on investments	578,247	885,891
Net change in unrealized appreciation/(depreciation) on investments	(175,761)	18,624
Net Increase in net assets resulting from operations	588,215	1,273,480

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(28,807)
Class II	–	(231,765)
From net realized gains on investments
Class I	–	(1,779)
Class II	–	(15,420)
Total distributions	–	(277,771)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	507,276	1,265,397
Issued to shareholders in reinvestment of distributions	–	30,587
Cost of shares redeemed	(487,176)	(572,588)
Net increase from share transactions	20,100	723,396
Class II
Proceeds from sale of shares	3,194,215	8,516,668
Issued to shareholders in reinvestment of distributions	–	247,183
Cost of shares redeemed	(2,534,819)	(4,925,803)
Net increase from share transactions	659,396	3,838,048

Net increase in net assets	1,267,711	5,557,153

NET ASSETS:

Beginning of period	21,802,059	16,244,906
End of period*	$23,069,770	$21,802,059

*Includes accumulated net investment income of:	$554,692	$368,963

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Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	45,246	116,039
Reinvested	–	2,776
Redeemed	(43,292)	(52,613)
Net increase in shares outstanding	1,954	66,202

Class II
Sold	284,186	791,289
Reinvested	–	22,471
Redeemed	(226,090)	(452,544)
Net increase in shares outstanding	58,096	361,216

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	15

Statements of Changes in Net Assets Income and Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$586,201	$815,620
Net realized gain on investments	3,255,125	1,787,184
Net change in unrealized appreciation/(depreciation) on investments	(1,436,884)	681,600

Net Increase in net assets resulting from operations	2,404,442	3,284,404

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(9,558)
Class II	–	(360,353)

Total distributions	–	(369,911)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	226,700	1,099,881
Issued to shareholders in reinvestment of distributions	–	9,558
Cost of shares redeemed	(134,100)	(304,762)

Net increase from share transactions	92,600	804,677

Class II
Proceeds from sale of shares	11,188,949	14,658,414
Issued to shareholders in reinvestment of distributions	–	360,353
Cost of shares redeemed	(9,355,625)	(5,292,404)
Acquisition (Note 6)	9,228,076	40,370,791

Net increase from share transactions	11,061,400	50,097,154

Net increase in net assets	13,558,442	53,816,324

NET ASSETS:

Beginning of period	78,187,749	24,371,425

End of period*	$91,746,191	$78,187,749

*Includes accumulated net investment income of:	$1,405,553	$819,352

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Statements of Changes in Net Assets Income and Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	21,700	113,723
Reinvested	–	941
Redeemed	(12,835)	(30,859)

Net increase in shares outstanding	8,865	83,805

Class II
Sold	1,029,171	1,450,300
Reinvested	–	34,157
Redeemed	(863,287)	(528,066)
Acquisition (Note 6)	829,112	3,831,359

Net increase in shares outstanding	994,996	4,787,750

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	17

Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$836,991	$1,561,450
Net realized gain on investments	10,990,161	3,294,327
Net change in unrealized appreciation/(depreciation) on investments	(7,215,990)	4,242,063
Net Increase in net assets resulting from operations	4,611,162	9,097,840

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(44,635)
Class II	–	(737,150)
Total distributions	–	(781,785)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	2,512,189	3,691,191
Issued to shareholders in reinvestment of distributions	–	44,635
Cost of shares redeemed	(908,768)	(1,381,490)
Net increase from share transactions	1,603,421	2,354,336
Class II
Proceeds from sale of shares	19,243,738	26,374,201
Issued to shareholders in reinvestment of distributions	–	737,150
Cost of shares redeemed	(10,685,672)	(6,381,481)
Acquisition (Note 6)	24,754,163	35,677,199
Net increase from share transactions	33,312,229	56,407,069

Net increase in net assets	39,526,812	67,077,460

NET ASSETS:

Beginning of period	122,467,015	55,389,555
End of period*	$161,993,827	$122,467,015

*Includes accumulated net investment income of:	$2,415,274	$1,578,283

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Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	242,983	397,400
Reinvested	–	4,481
Redeemed	(87,359)	(150,895)
Net increase in shares outstanding	155,624	250,986

Class II
Sold	1,845,721	2,781,065
Reinvested	–	73,348
Redeemed	(1,021,804)	(673,495)
Acquisition (Note 6)	2,291,100	3,570,965
Net increase in shares outstanding	3,115,017	5,751,883

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	19

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$480,329	$1,585,292
Net realized gain on investments	13,106,759	1,544,944
Net change in unrealized appreciation/(depreciation) on investments	(8,224,189)	8,092,330
Net Increase in net assets resulting from operations	5,362,899	11,222,566

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(141,352)
Class II	–	(652,948)
Total distributions	–	(794,300)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	4,144,344	7,939,851
Issued to shareholders in reinvestment of distributions	–	141,352
Cost of shares redeemed	(790,498)	(688,150)
Net increase from share transactions	3,353,846	7,393,053
Class II
Proceeds from sale of shares	12,274,638	18,388,785
Issued to shareholders in reinvestment of distributions	–	652,948
Cost of shares redeemed	(11,037,026)	(7,635,112)
Acquisition (Note 6)	10,715,840	35,570,607
Net increase from share transactions	11,953,452	46,977,228

Net increase in net assets	20,670,197	64,798,547

NET ASSETS:

Beginning of period	124,023,821	59,225,274
End of period*	$144,694,018	$124,023,821

*Includes accumulated net investment income of:	$2,095,719	$1,615,390

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Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	411,945	885,197
Reinvested	–	14,724
Redeemed	(77,760)	(77,826)
Net increase in shares outstanding	334,185	822,095

Class II
Sold	1,229,161	2,089,391
Reinvested	–	68,731
Redeemed	(1,105,842)	(875,530)
Acquisition (Note 6)	1,031,395	3,793,301
Net increase in shares outstanding	1,154,714	5,075,893

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	21

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$114,711	$446,424
Net realized gain on investments	2,946,910	1,422,044
Net change in unrealized appreciation/(depreciation) on investments	(1,180,616)	945,687
Net Increase in net assets resulting from operations	1,881,005	2,814,155

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(28,298)
Class II	–	(86,652)
Total distributions	–	(114,950)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	1,598,608	3,214,832
Issued to shareholders in reinvestment of distributions	–	28,297
Cost of shares redeemed	(224,122)	(745,201)
Net increase from share transactions	1,374,486	2,497,928
Class II
Proceeds from sale of shares	4,153,302	4,484,617
Issued to shareholders in reinvestment of distributions	–	86,653
Cost of shares redeemed	(3,450,483)	(1,639,901)
Acquisition (Note 6)	–	21,579,911
Net increase from share transactions	702,819	24,511,280

Net increase in net assets	3,958,310	29,708,413

NET ASSETS:

Beginning of period	38,994,385	9,285,972
End of period*	$42,952,695	$38,994,385

*Includes accumulated net investment income of:	$566,184	$451,473

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Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	165,806	384,730
Reinvested	–	3,096
Redeemed	(23,415)	(91,045)
Net increase in shares outstanding	142,391	296,781

Class II
Sold	433,054	528,316
Reinvested	–	9,522
Redeemed	(359,569)	(197,903)
Acquisition (Note 6)	–	2,420,330
Net increase in shares outstanding	73,485	2,760,265

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	23

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

					Class I
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.09		$10.54		$9.79	$10.46		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.11	(1)	0.23	(1)	0.26 (1)	0.37	(1)	0.28
Net realized and unrealized gain/(loss) on investments	0.20		0.47		0.56	(0.96)		0.18
Total income/(loss) from investment operations	0.31		0.70		0.82	(0.59)		0.46

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.14)		(0.06)	(0.08)		–
From net realized gain	–		(0.01)		(0.01)	(0.00)	(2)	–
Total distributions	–		(0.15)		(0.07)	(0.08)		–
Net increase/(decrease) in net asset value	0.31		0.55		0.75	(0.67)		0.46
Net asset value - end of period	$11.40		$11.09		$10.54	$9.79		$10.46

Total Return*	2.80%	(3)	6.67%		8.35%	(5.58)%		4.60%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,401		$2,314		$1,501	$479		$26
Ratios to average net assets:
Total expenses before reimbursements	0.65%	(4)	0.74%		0.95%	2.23%		110.32%	(4)
Net expenses after reimbursements	0.50%	(4)	0.48%		0.48%	0.48%		0.48%	(4)
Net investment income after reimbursements	1.90%	(4)	2.12%		2.63%	3.71%		4.08%	(4)
Portfolio turnover rate	24%	(3)	34%		31%	129%		36%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

24	www.alpsfunds.com

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.07		$10.53	$9.81	$10.43	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.09	(1)	0.20 (1)	0.24 (1)	0.35 (1)	0.10
Net realized and unrealized gain/(loss) on investments	0.20		0.48	0.55	(0.97)	0.33
Total income/(loss) from investment operations	0.29		0.68	0.79	(0.62)	0.43

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.13)	(0.06)	–	–
From net realized gain	–		(0.01)	(0.01)	(0.00) (2)	–
Total distributions	–		(0.14)	(0.07)	(0.00) (2)	–
Net increase/(decrease) in net asset value	0.29		0.54	0.72	(0.62)	0.43
Net asset value - end of period	$11.36		$11.07	$10.53	$9.81	$10.43

Total Return*	2.62%	(3)	6 .48%	8 .06%	(5.93)%	4.30%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$20,669		$19,488	$14,744	$4,386	$346
Ratios to average net assets:
Total expenses before reimbursements	0.90%	(4)	0.99%	1.20%	2.50%	39.42%	(4)
Net expenses after reimbursements	0.75%	(4)	0.73%	0.73%	0.73%	0.73%	(4)
Net investment income after reimbursements	1.65%	(4)	1.88%	2.39%	3.50%	5.36%	(4)
Portfolio turnover rate	24%	(3)	34%	31%	129%	36%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	25

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.25		$9.46	$8.41	$10.30	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.09	(1)	0.22 (1)	0.23 (1)	0.32 (1)	0.11
Net realized and unrealized gain/(loss) on investments	0.26		0.63	0.93	(1.87)	0.19
Total income/(loss) from investment operations	0.35		0.85	1.16	(1.55)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.06)	(0.10)	(0.34)	–
From net realized gain	–		–	(0.01)	(0.00) (2)	–
Total distributions	–		(0.06)	(0.11)	(0.34)	–
Net increase/(decrease) in net asset value	0.35		0.79	1.05	(1.89)	0.30
Net asset value - end of period	$10.60		$10.25	$9.46	$8.41	$10.30

Total Return*	3.41%	(3)	9.04%	13.72%	(14.95)%	3.00%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,852		$1,701	$776	$303	$232
Ratios to average net assets:
Total expenses before reimbursements	0.55%	(4)	0.66%	0.82%	2.11%	41.30%	(4)
Net expenses after reimbursements	0.50%	(4)	0.48%	0.48%	0.48%	0.48%	(4)
Net investment income after reimbursements	1.65%	(4)	2.22%	2.59%	3.32%	5.58%	(4)
Portfolio turnover rate	32%	(3)	31%	28%	55%	8%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

26	www.alpsfunds.com

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.64		$9.82	$8.73	$10.29	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.08	(1)	0.24 (1)	0.21 (1)	0.31 (1)	0.08
Net realized and unrealized gain/(loss) on investments	0.26		0.63	0.95	(1.87)	0.21
Total income/(loss) from investment operations	0.34		0.87	1.16	(1.56)	0.29

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.05)	(0.06)	–	–
From net realized gain	–		–	(0.01)	(0.00) (2)	–
Total distributions	–		(0.05)	(0.07)	(0.00) (2)	–
Net increase/(decrease) in net asset value	0.34		0.82	1.09	(1.56)	0.29
Net asset value -end of period	$10.98		$10.64	$9.82	$8.73	$10.29

Total Return*	3.20%	(3)	8.88%	13.30%	(15.16)%	2.90%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$89,894		$76,487	$23,595	$7,788	$1,021
Ratios to average net assets:
Total expenses before reimbursements	0.81%	(4)	0.90%	1.06%	1.83%	26.00%	(4)
Net expenses after reimbursements	0.75%	(4)	0.73%	0.73%	0.73%	0.73%	(4)
Net investment income after reimbursements	1.43%	(4)	2.39%	2.33%	3.32%	6.66%	(4)
Portfolio turnover rate	32%	(3)	31%	28%	55%	8%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	27

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.08		$9.08		$7.65		$10.21		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.07	(1)	0.21	(1)	0.20	(1)	0.29	(1)	0.16
Net realized and unrealized gain/(loss) on investments	0.35		0.86		1.31		(2.73)		0.05
Total income/(loss) from investment operations	0.42		1.07		1.51		(2.44)		0.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.07)		(0.07)		(0.12)		–
From net realized gain	–		–		(0.01)		(0.00)	(2)	–
Total distributions	–		(0.07)		(0.08)		(0.12)		–
Net increase/(decrease) in net asset value	0.42		1.00		1.43		(2.56)		0.21
Net asset value - end of period	$10.50		$10.08		$9.08		$7.65		$10.21

Total Return*	4.17%	(3)	11.85%		19.74%		(23.82)%		2.10%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8,164		$6,270		$3,366		$1,402		$483
Ratios to average net assets:
Total expenses before reimbursements	0.54%	(4)	0.60%		0.68%		1.15%		16.03%	(4)
Net expenses after reimbursements	0.50%	(4)	0.48%		0.48%		0.48%		0.48%	(4)
Net investment income after reimbursements	1.42%	(4)	2.18%		2.45%		3.25%		4.79%	(4)
Portfolio turnover rate	37%	(3)	32%		26%		67%		23%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

28	www.alpsfunds.com

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.17		$9.17	$7.73	$10.19		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.06	(1)	0.20 (1)	0.18 (1)	0.28	(1)	0.07
Net realized and unrealized gain/(loss) on investments	0.35		0.87	1.33	(2.73)		0.12
Total income/(loss) from investment operations	0.41		1.07	1.51	(2.45)		0.19

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.07)	(0.06)	(0.01)		–
From net realized gain	–		–	(0.01)	(0.00	)(2)	–
Total distributions	–		(0.07)	(0.07)	(0.01)		–
Net increase/(decrease) in net asset value	0.41		1.00	1.44	(2.46)		0.19
Net asset value -end of period	$10.58		$10.17	$9.17	$7.73		$10.19

Total Return*	4.03%	(3)	11.63%	19.52%	(24.05)%		1.90%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$153,830		$116,197	$52,023	$17,771		$4,899
Ratios to average net assets:
Total expenses before reimbursements	0.79%	(4)	0.84%	0.92%	1.35%		11.45%	(4)
Net expenses after reimbursements	0.75%	(4)	0.73%	0.73%	0.73%		0.73%	(4)
Net investment income after reimbursements	1.19%	(4)	2.13%	2.20%	3.19%		7.62%	(4)
Portfolio turnover rate	37%	(3)	32%	26%	67%		23%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See	Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	29

Financial Highlights Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.75		$8.60		$6.93		$10.11		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.05	(1)	0.19	(1)	0.17	(1)	0.29	(1)	0.11
Net realized and unrealized gain/(loss) on investments	0.40		1.03		1.56		(3.46)		(0.00)	(2)
Total income/(loss) from investment operations	0.45		1.22		1.73		(3.17)		0.11

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.07)		(0.06)		(0.01)		–
From net realized gain	–		–		(0.00)	(2)	(0.00)	(2)	–
Total distributions	–		(0.07)		(0.06)		(0.01)		–
Net increase/(decrease) in net asset value	0.45		1.15		1.67		(3.18)		0.11
Net asset value - end of period	$10.20		$9.75		$8.60		$6.93		$10.11

Total Return*	4.62%	(3)	14.19%		24.94%		(31.37)%		1.10%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$24,831		$20,472		$10,993		$3,876		$109
Ratios to average net assets:
Total expenses before reimbursements	0.54%	(4)	0.60%		0.66%		1.05%		43.57%	(4)
Net expenses after reimbursements	0.50%	(4)	0.48%		0.48%		0.48%		0.48%	(4)
Net investment income after reimbursements	0.94%	(4)	2.15%		2.31%		3.76%		5.11%	(4)
Portfolio turnover rate	38%	(3)	40%		19%		27%		18%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

30	www.alpsfunds.com

Financial Highlights Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.65		$8.53	$6.89		$10.09		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.03	(1)	0.19 (1)	0.15	(1)	0.25	(1)	0.10
Net realized and unrealized gain/(loss) on investments	0.40		0.99	1.55		(3.44)		(0.01)
Total income/(loss) from investment operations	0.43		1.18	1.70		(3.19)		0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.06)	(0.06)		(0.01)		–
From net realized gain	–		–	(0.00	)(2)	(0.00	)(2)	–
Total distributions	–		(0.06)	(0.06)		(0.01)		–
Net increase/(decrease) in net asset value	0.43		1.12	1.64		(3.20)		0.09
Net asset value - end of period	$10.08		$9.65	$8.53		$6.89		$10.09

Total Return*	4.46	%(3)	13.86%	24.65%		(31.61)%		0.90%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$119,863		$103,552	$48,232		$18,023		$2,424
Ratios to average net assets:
Total expenses before reimbursements	0.79%	(4)	0.84%	0.91%		1.39%		15.48%	(4)
Net expenses after reimbursements	0.75%	(4)	0.73%	0.73%		0.73%		0.73%	(4)
Net investment income after reimbursements	0.67%	(4)	2.14%	2.03%		3.11%		6.76%	(4)
Portfolio turnover rate	38%	(3)	40%	19%		27%		18%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	31

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.31		$8.09		$6.36		$10.09		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.04	(1)	0.19	(1)	0.16	(1)	0.31	(1)	0.15
Net realized and unrealized gain/(loss) on investments	0.41		1.07		1.60		(4.00)		(0.06)
Total income/(loss) from investment operations	0.45		1.26		1.76		(3.69)		0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.04)		(0.03)		(0.04)		–
From net realized gain	–		–		(0.00)	(2)	(0.00)	(2)	–
Total distributions	–		(0.04)		(0.03)		(0.04)		–
Net increase/(decrease) in net asset value	0.45		1.22		1.73		(3.73)		0.09
Net asset value - end of period	$9.76		$9.31		$8.09		$6.36		$10.09

Total Return*	4.83%	(3)	15.58%		27.79%		(36.57)%		0.90%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8,463		$6,745		$3,462		$1,009		$84
Ratios to average net assets:
Total expenses before reimbursements	0.59%	(4)	0.82%		1.28%		3 .00%		77.98%	(4)
Net expenses after reimbursements	0.50%	(4)	0.48%		0.48%		0 .48%		0.48%	(4)
Net investment income after reimbursements	0.79%	(4)	2.27%		2.28%		4 .21%		4.22%	(4)
Portfolio turnover rate	32%	(3)	77%		27%		55%		12%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

32	www.alpsfunds.com

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.26		$8.06		$6.38		$10.07		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.02	(1)	0.31	(1)	0.13	(1)	0.25	(1)	0.10
Net realized and unrealized gain/(loss) on investments	0.42		0.92		1.61		(3.94)		(0.03)
Total income/(loss) from investment operations	0.44		1.23		1.74		(3.69)		0.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.03)		(0.06)		–		–
From net realized gain	–		–		(0.00)	(2)	(0.00)	(2)	–
Total distributions	–		(0.03)		(0.06)		(0.00)	(2)	–
Net increase/(decrease) in net asset value	0.44		1.20		1.68		(3.69)		0.07
Net asset value - end of period	$9.70		$9.26		$8.06		$6.38		$10.07

Total Return*	4.75%	(3)	15.21%		27.29%		(36.64)%		0.70%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$34,490		$32,250		$5,823		$2,597		$350
Ratios to average net assets:
Total expenses before reimbursements	0.84%	(4)	1.03%		1.55%		3.40%		44.78%	(4)
Net expenses after reimbursements	0.75%	(4)	0.73%		0.73%		0.73%		0.73%	(4)
Net investment income after reimbursements	0.50%	(4)	3.66%		1.89%		3.31%		8.20%	(4)
Portfolio turnover rate	32%	(3)	77%		27%		55%		12%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2011	33

Notes to Financial Statements

June 30, 2011 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments
Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Financial Statements

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolios’ investments as of June 30, 2011.

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,952,667	$–	$–	$20,952,667
Exchange Traded Notes	456,856	–	–	456,856
Short-Term Investments	1,466,675	–	–	1,466,675
Total	$22,876,198	$–	$–	$22,876,198

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$84,542,786	$–	$–	$84,542,786
Exchange Traded Notes	2,718,464	–	–	2,718,464
Short-Term Investments	4,471,899	–	–	4,471,899
Total	$91,733,149	$–	$–	$91,733,149

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$154,079,013	$–	$–	$154,079,013
Exchange Traded Notes	4,740,144	–	–	4,740,144
Short-Term Investments	3,218,084	–	–	3,218,084
Total	$162,037,241	$–	$–	$162,037,241

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$139,140,096	$–	$–	$139,140,096
Exchange Traded Notes	5,672,748	–	–	5,672,748
Short-Term Investments	324,704	–	–	324,704
Total	$145,137,548	$–	$–	$145,137,548

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,895,270	$–	$–	$40,895,270
Exchange Traded Notes	2,114,204	–	–	2,114,204
Short-Term Investments	100,926	–	–	100,926
Total	$43,110,400	$–	$–	$43,110,400

For the period ended June 30, 2011 there were no significant transfers between Level 1 and Level 2 securities. For the period ended June 30, 2011, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Semi-Annual Report | June 30, 2011	35

Notes to Financial Statements

June 30, 2011 (Unaudited)

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007, December 31, 2008, December 31, 2009, and December 31, 2010 the Portfolios’ returns are still open to examination by the appropriate taxing authorities.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based ondaily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

2. FEDERAL TAXES

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$426,270	$982,003	$1,581,060	$1,615,390	$451,473
Accumulated Capital Gains/(Losses)	650,223	1,363,793	1,186,995	(2,815,502)	(2,300,296)
Unrealized Appreciation	764,292	2,717,654	8,862,548	13,014,817	2,578,936
Total	$1,840,785	$5,063,450	$11,630,603	$11,814,705	$730,113

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the year ended December 31, 2010, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain other investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Overdistributed Ordinary Income	$(1,172)	$(2,549)	$(5,761)	$(8,363)	$(1,583)
Accumulated Capital Gain/(Losses)	1,173	(202,497)	(1,829,081)	(5,047,913)	(3,952,336)
Paid-In Capital	(1)	205,046	1,834,842	5,056,276	3,953,919

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Notes to Financial Statements

June 30, 2011 (Unaudited)

There were no distributions for any of the Portfolios for the six months ended June 30, 2011. The tax character of the distributions paid during the year ended December 31, 2010 were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio 2010	Ibbotson Income and Growth ETF Asset Allocation Portfolio 2010	Ibbotson Balanced ETF Asset Allocation Portfolio 2010	Ibbotson Growth ETF Asset Allocation Portfolio 2010	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio 2010
Distributions paid from:
Ordinary income	$260,572	$369,911	$781,785	$794,300	$114,952
Long-term capital gain	17,199	–	–	–	–
Total	$277,771	$369,911	$781,785	$794,300	$114,952

As of December 31, 2010, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Capital Losses Expiring 12/31/16	$–	$–	$1,268,432	$4,390,131	$2,300,296

The Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio used capital loss carryforwards of $84,591, $380,291, $561,318 and $1,233,901, respectively, to offset taxable capital gains realized during the year ended December 31, 2010.

As of June 30, 2011, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$714,732	$3,175,353	$7,798,673	$8,591,431	$2,196,772
Gross depreciation (excess of tax cost over value)	(36,224)	(449,026)	(771,436)	(673,658)	(201,420)
Net unrealized appreciation	$678,508	$2,726,327	$7,027,237	$7,917,773	$1,995,352

Cost of Investments for income tax purposes	$22,197,690	$89,006,822	$155,010,004	$137,219,775	$41,115,048

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Portfolios. Under the Act, future capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of the Portfolio’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Portfolio’s fiscal year ending December 31, 2011. Specific information regarding the impact of the Act on the Portfolio will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

Semi-Annual Report | June 30, 2011	37

Notes to Financial Statements

June 30, 2011 (Unaudited)

3. INVESTMENTS TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2011, were as follows for each Portfolio:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Purchases	$5,808,088	$27,244,705
Sales	5,093,306	25,017,163

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchases	$62,132,441	$57,385,586
Sales	51,428,031	51,900,938

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchases	$15,554,808
Sales	13,297,054

4. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of ALPS Holdings, Inc. The Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more subadvisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of

Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets.

5. OTHER AGREEMENTS

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and

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Notes to Financial Statements

June 30, 2011 (Unaudited)

Sub-Advisor agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.53% for Class I shares and 0.78% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios. The Expense Limitation Agreement is effective through April 29, 2014. Prior to May 1, 2011, the Portfolios maintained a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service

Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6. FUND REORGANIZATION

Calvert Reorganization

On April 29, 2011 Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, and Ibbotson Growth ETF Asset Allocation Portfolio (“Acquiring Funds”) acquired all of the assets and assumed all the liabilities of Calvert VP Lifestyle Conservative Portfolio, Calvert VP Lifestyle Moderate Portfolio, and Calvert VP Lifestyle Aggressive Portfolio (“Acquired Funds”), respectively, pursuant to a Form of Agreement and Plan of Reorganization approved by the Trustees (the “Reorganization”). The Acquired Funds were each a series of Calvert Variable Products, Inc. The purpose of the Reorganization was to allow shareholders of each of the Acquired Funds to own a portfolio that has similar investment objectives and with a greater amount of combined assets, potentially resulting in lower expenses after the Reorganization. Each Reorganization was accomplished by a tax-free exchange as detailed in the following table.

Acquiring Fund	Shares issued by Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Ibbotson Income and Growth ETF			Calvert VP Lifestyle
Asset Allocation Portfolio	829,112	$81,630,182	Conservative Portfolio	172,391	$9,228,076
Ibbotson Balanced			Calvert VP Lifestyle
ETF Asset Allocation Portfolio	2,291,100	$138,137,390	Moderate Portfolio	474,763	$24,754,163
Ibbotson Growth			Calvert VP Lifestyle
ETF Asset Allocation Portfolio	1,031,395	$137,557,545	Aggressive Portfolio	206,232	$10,715,840

The investment portfolio fair value and unrealized appreciation as of April 29, 2011 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio fair value	Unrealized appreciation of Acquired Fund
Calvert VP Lifestyle Conservative Portfolio	$9,241,771	$905,174
Calvert VP Lifestyle Moderate Portfolio	$24,776,417	$3,659,901
Calvert VP Lifestyle Aggressive Portfolio	$10,731,752	$1,877,755

Immediately following the reorganization the net assets of the combined Funds were as follows:

Combined Net Assets
Ibbotson Income and Growth ETF Asset Allocation Portfolio	$90,858,258
Ibbotson Balanced ETF Asset Allocation Portfolio	$162,891,553
Ibbotson Growth ETF Asset Allocation Portfolio	$148,273,385

Semi-Annual Report | June 30, 2011	39

Notes to Financial Statements

June 30, 2011 (Unaudited)

The unused capital loss carryforwards of the Acquired Funds, subject to tax limitations, for potential utilization are listed in the table below.

Acquired Fund	Unused Capital loss carryforward
Calvert VP Lifestyle Conservative Portfolio	$–
Calvert VP Lifestyle Moderate Portfolio	$(1,754,253)
Calvert VP Lifestyle Aggressive Portfolio	$(1,174)

Assuming the acquisition had been completed January 1, 2011, the beginning of the annual reporting period of the Acquiring Funds, the Acquiring Funds’ pro forma results of operations for the six months ended June 30, 2011, are as follows:

	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Net Investment Income	$613,845	$892,241	$477,498
Net Realized and Unrealized Gain on Investments	2,265,672	5,293,735	5,580,813
Net Increase in Net Assets Resulting from Operations	$2,879,517	$6,185,976	$6,158,311

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since April 29, 2011.

Phoenix Reorganization

On November 19, 2010, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (“Acquiring Funds”) acquired all of the assets and assumed all the liabilities of Phoenix Dynamic Asset Allocation Series: Moderate, Phoenix Dynamic Asset Allocation Series: Moderate Growth, Phoenix Dynamic Asset Allocation Series: Growth, and Phoenix Dynamic Asset Allocation Series: Aggressive Growth (“Acquired Funds”), respectively, pursuant to a Form of Agreement and Plan of Reorganization approved by the Trustees (the “Reorganization”). The Acquired Funds were each a series of The Phoenix Edge Series Fund, now known as Virtus Variable Insurance Trust. The purpose of the Reorganization was to allow shareholders of each of the Acquired Funds to own a portfolio that has similar investment objectives and with a greater amount of combined assets, potentially resulting in lower expenses after the Reorganization. Each Reorganization was accomplished by a tax-free exchange as detailed in the following table.

Acquiring Fund	Shares issued by Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Ibbotson Income and Growth ETF Asset Allocation Portfolio	3,831,359	$34,026,209	Phoenix Dynamic Asset Allocation Series: Moderate	4,074,609	$40,370,791

Ibbotson Balanced ETF Asset Allocation Portfolio	3,570,965	$81,037,225	Phoenix Dynamic Asset Allocation Series: Moderate Growth	3,574,181	$35,677,199

Ibbotson Growth ETF Asset Allocation Portfolio	3,793,301	$82,045,604	Phoenix Dynamic Asset Allocation Series: Growth	3,575,367	$35,570,607

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	2,420,330	$14,715,418	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	2,214,279	$21,579,911

The investment portfolio fair value and unrealized appreciation as of November 19, 2010 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio fair value	Unrealized appreciation of Acquired Fund
Phoenix Dynamic Asset Allocation Series: Moderate	$40,326,042	$897,035
Phoenix Dynamic Asset Allocation Series: Moderate Growth	$35,714,982	$1,264,601
Phoenix Dynamic Asset Allocation Series: Growth	$35,161,663	$1,293,416
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	$21,610,973	$1,095,104

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Notes to Financial Statements

June 30, 2011 (Unaudited)

Immediately following the reorganization the net assets of the combined Funds were as follows:

Combined Net Assets
Ibbotson Income and Growth ETF Asset Allocation Portfolio	$74,397,000
Ibbotson Balanced ETF Asset Allocation Portfolio	$116,714,424
Ibbotson Growth ETF Asset Allocation Portfolio	$117,616,211
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	$36,295,329

The unused capital loss carryforwards of the Acquired Funds, subject to tax limitations, for potential utilization are listed in the table below.

Acquired Fund	Unused Capital loss carryforward
Phoenix Dynamic Asset Allocation Series: Moderate	$–
Phoenix Dynamic Asset Allocation Series: Moderate Growth	$1,426,867
Phoenix Dynamic Asset Allocation Series: Growth	$4,547,983
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	$3,487,970

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period of the Acquiring Funds, the Acquiring Funds’ pro forma results of operations for the year ended December 31, 2010, were as follows:

	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Net Investment Income	$1,141,577	$1,758,620	$1,702,120	$487,517
Net Realized and Unrealized Gain on Investments	4,889,257	9,991,057	12,565,080	4,298,904

Net Increase in Net Assets Resulting from Operations	$6,030,834	$11,749,667	$14,267,200	$4,786,421

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since November 19, 2010, as presented in the Portfolio’s Annual Report date December 31, 2010.

7. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2011.

On July 19, 2011, ALPS Holdings, Inc. (“ALPS”) entered into a merger agreement (“Transaction Agreement”) providing for the acquisition of ALPS and its various subsidiaries (including, ALPS Advisors, Inc., ALPS Fund Services, Inc. and ALPS Distributors, Inc.), by DST Systems, Inc. (“DST”). If the transaction contemplated by the Transaction Agreement (the “Transaction”) is completed, ALPS will become a wholly owned subsidiary of DST, a publicly traded company. Completion of the Transaction is subject to a number of conditions, including without limitation obtaining regulatory approval and the consent to the Transaction by a certain percentage of ALPS’ clients representing a specified percentage of the annualized revenue of ALPS and its subsidiaries. ALPS and DST currently expect to complete the Transaction in the fourth quarter of 2011.

8. RELATED PARTY TRANSACTIONS

The Portfolios engaged in cross trades during the six months ended June 30, 2011 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which ALPS Advisors, Inc. serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar  quarter for  compliance  with the  requirements  set  forth by  Rule  17a-7 and the procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Semi-Annual Report | June 30, 2011	41

Notes to Financial Statements

June 30, 2011 (Unaudited)

Transactions related to cross trades during the six months ended June 30, 2011, were as follows:

Transactions	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$281,332	$809,211
Sale Proceeds received from Portfolios	550,831	2,391,289
Gain Realized on Sales to Portfolios	26,073	99,831

Transactions	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$1,175,517	$2,244,514
Sale Proceeds received from Portfolios	1,321,552	202,027
Gain Realized on Sales to Portfolios	38,226	7,693

Transactions	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$121,598
Sale Proceeds received from Portfolios	166,473
Gain Realized on Sales to Portfolios	26,827

42	www.alpsfunds.com

Additional Information

June 30, 2011 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, 2011, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

Semi-Annual Report | June 30, 2011	43

Approval of Investment Advisory and Sub-Advisory Agreements

June 30, 2011 (Unaudited)

On July 19, 2011, ALPS Holdings, Inc. (“ALPS”), which owns ALPS Advisors, Inc. (“AAI”), the Portfolios’ investment adviser, entered into a merger agreement providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). If the transaction contemplated by the merger agreement (the “Transaction”) is completed, ALPS will become a wholly owned subsidiary of DST, a publicly traded company. Completion of the Transaction is subject to a number of conditions. ALPS and DST currently expect to complete the Transaction in the fourth quarter of 2011. Completion of the Transaction will terminate the existing investment advisory agreement between the Trust and AAI as well as the existing sub-advisory agreement among the Trust, AAI and Ibbotson Associates, Inc. (each of these agreements, an “Existing Agreement” and collectively, the “Existing Agreements”).

In connection with the Transaction, the Board of Trustees of Financial Investors Variable Insurance Trust (the “Trust”) met on June 27, 2011 to consider, among other things, the approval of the Existing Agreements. The Board of Trustees reconvened on July 26, 2011, to consider, among other things, the approval of a new investment advisory agreement between the Trust and AAI, as well as a new sub-advisory agreement among the Trust, AAI and Ibbotson Associates, Inc. (each of these agreements, a “New Agreement” and collectively, the “New Agreements”).

Investment Advisory Fee Rate

At its June 27, 2011 meeting, the Board reviewed the fees to be paid by each Portfolio to AAI and the fees to be paid by AAI to Ibbotson Associates, Inc. (“Ibbotson”) under the Existing Agreements. In its review, the Board considered information about (i) the rates of compensation paid to AAI and Ibbotson, and overall expense ratios, for funds comparable in size, character and investment strategy to the Portfolios and (ii) the fees charged by AAI and Ibbotson to their other comparable client accounts, including institutional accounts, as applicable. The Board also considered the fact that each Portfolio’s fees were generally comparable to the fees charged to similar open-end funds. The Board also took note of the fact that Ibbotson would be paid by AAI, and not the Portfolios. Further, the Board also considered the differences in the level of services provided and the differences in responsibility of AAI to each Portfolio and to other accounts. In renewing the Existing Agreements, the Board concluded that the management fees payable by each Portfolio to AAI and the fees payable by AAI to Ibbotson were reasonable in relation to the nature and quality of the services expected to be provided, taking into account the fees charged by other advisers for managing comparable funds with similar strategies and the fees Ibbotson charges to other clients.

At its July 26, 2011 meeting, the Board reviewed the same factors previously considered in its renewal of the Existing Agreements. With respect to the New Agreements, the Board noted that the rates of fees to be paid under the New Agreements are the same fee rates the Portfolios currently pay under the Existing Agreements. In that regard, the Board noted that its conclusions with respect to the

Existing Agreements would continue to be applicable for the New Agreements.

Nature, Extent and Quality of the Services Provided

At its June 27, 2011 meeting, the Board considered the nature, extent and quality of the services provided by AAI, including investment sub-adviser selection, evaluation and monitoring, and the portfolio management services provided by Ibbotson, in light of the investment objective of the respective Portfolio. The Board also considered each Portfolio Manager’s demonstrated consistency in investment approach. The Board reviewed the background and experience of (i) the current AAI personnel to be responsible for investment sub-adviser selection, evaluation and monitoring for each Portfolio and (ii) the Portfolio Manager personnel of Ibbotson responsible for managing the portfolio of the respective Portfolio. The Board also considered the compliance records of AAI and Ibbotson. Finally, the Board also considered its and the Trust’s previous association with the current personnel employed by AAI, the relationships those AAI personnel maintain with Ibbotson, and the ability of those personnel to evaluate the services provided by Ibbotson.

The Board concluded at that time that the nature, extent and quality of the services to be provided by AAI and Ibbotson to the Portfolios were appropriate and consistent with the terms of the respective Existing Agreements and that each Portfolio was likely to benefit from services provided under the Existing Agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Ibbotson had been consistent with or superior to quality norms in the industry, and that AAI and Ibbotson would have sufficient personnel, with the appropriate education and experience, to serve each Portfolio effectively. The Board also concluded that Ibbotson had demonstrated a continuing ability to attract and retain well-qualified personnel, and that the structure of AAI’s operations was sufficient to retain and properly motivate the Portfolios’ current senior advisory personnel. Finally, the Board concluded that the financial condition of AAI and Ibbotson was sound.

At its July 26, 2011 meeting, the Board considered, in addition to the factors considered at the June 27, 2011 meeting, the expectations of DST, ALPS and AAI regarding the continuity of senior management and operations and the low likelihood of material adverse effect on the ability to provide services to the Portfolios. The Board also took note of any retention or employment arrangements with respect to portfolio managers or officers covering periods subsequent to the Closing, as well as the reduced possibility of changes in personnel following the Closing. The Board considered that, following the Transaction, the same senior investment advisory personnel of AAI and Ibbotson are expected to continue to provide these services to each Portfolio. In that regard, the Board considered the long-term history of care and conscientiousness in the management of each Portfolio provided by such personnel, and whether such services would reasonably be expected to be continued to be provided following the Transaction.

44	www.alpsfunds.com

Approval of Investment Advisory and Sub-Advisory Agreements

June 30, 2011 (Unaudited)

Investment Performance

At its meeting on June 27, 2011, the Board reviewed the long-term and short-term investment performance of each Portfolio as of December 31, 2010 and as of March 31, 2011, and of other investment companies and other accounts. In that connection, the Board also considered the long-term and short-term investment performance of the existing senior investment advisory personnel of Ibbotson who will continue to manage the Portfolios.

At its July 26, 2011 meeting, the Board reviewed the performance information previously considered, and noted the absence of any significant changes in performance of each Portfolio since the June 27, 2011 meeting.

Projected Profitability and Costs of Services to Investment Advisers

At its June 27, 2011 meeting, the Board reviewed reports of the financial position of each of AAI and Ibbotson at the time of the annual renewal of the Trust’s advisory contracts. The Board considered the projected profitability of ALPS’ overall relationship with the Portfolios, which included fees payable to AAI for advisory services as well as fees payable to other ALPS affiliates for non-advisory services, if any, and concluded that the projected costs of providing services to each Portfolio were not excessive. The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI or Ibbotson might receive in connection with their association with the Portfolios, and acknowledged each adviser’s well-established stand-alone management relationships independent of each Portfolio and the regulatory risks each assumed in connection with the management of each Portfolio.

At its July 26, 2011 meeting, the Board was provided with updated information regarding the projected profitability of AAI and Ibbotson. The Board took note of the above factors previously considered during the renewal of the Existing Agreements, and in that regard noted that the rates of fees payable to the advisers under the New Agreements would be unchanged.

Economies of Scale

At its June 27, 2011 meeting, the Board reviewed certain financial information provided by AAI, and concluded that, to the extent any economies of scale could be realized as the assets of each Portfolio increase, such economies would likely be insignificant at the current time.

In reviewing the New Agreements at the July 26, 2011 meeting, the Board reviewed the information previously considered for the renewal of Existing Agreements, and took note of the fact that the Transaction presented the possibility of certain operational synergies arising from DST’s capabilities and services.

Approval of Existing and New Agreements

The Board, at its June 27, 2011 meeting, considered, among other things, the factors described above, and unanimously concluded that the terms of the Existing Agreements are reasonable, fair and in the best interests of each Portfolio and its shareholders. The Board renewed the Existing Agreements for the maximum period permissible under the 1940 Act as part of its annual review process.

At its July 26, 2011 meeting, the Board, in considering the New Agreements, reviewed the factors described above in renewing the Existing Agreements, and also considered additional factors and information in light of the Transaction. Based on its evaluation, the Board unanimously concluded that the terms of the New Agreements are reasonable, fair and in the best interests of each Portfolio and its shareholders.

In considering the Existing Agreements and the New Agreements, the Board did not identify any single factor as all-important or controlling.

In the event that the Transaction is not completed as anticipated, the Existing Agreements will remain in effect.

Semi-Annual Report | June 30, 2011	45

Trustees and Officers

June 30, 2011 (Unaudited)

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of June 30, 2011, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $10,000 per year, a per meeting fee of $2,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Mary K. Anstine (70)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	23	Ms. Anstine is a Trustee of ALPS ETF Trust (9 funds), Financial Investors Trust (13 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

David Swanson (54)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	Mr. Swanson is a Trustee of the Managed Portfolio Series (3 funds).

Jeremy W. Deems (34)	Trustee	Since September 8, 2010	Mr. Deems is Partner, CFO and COO of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	23	Mr. Deems is a Trustee of ALPS ETF Trust (9 funds), Financial Investors Trust (13 funds), and Reaves Utility Income Fund.

*	The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

46	www.alpsfunds.com

Trustees and Officers

June 30, 2011 (Unaudited)

INTERESTED TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Thomas A. Carter (44)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. and Director of ALPS and ALPS Holdings, Inc. Because of his position with ALPS, ADI and AAI, Mr. Carter is deemed an affiliate of the Portfolios as defined under the 1940 Act.	14	Mr. Carter is a Trustee of ALPS ETF Trust (9 funds).

Scott Wentsel (48)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

OFFICERS

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Jeremy O. May (41)	Treasurer	Since November 30, 2006

Mr. May is President of ALPS Fund Services, Inc. (“ALPS”). Mr. May joined ALPS in 1995. Mr. May is currently the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Financial Investors Trust and Reaves Utility Income Fund. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

Melanie H. Zimdars (34)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust, and Grail Advisors ETF Trust.

*	The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provide investment advisory services.
**	Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Distributors, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Subadviser.

Semi-Annual Report | June 30, 2011	47

Trustees and Officers
June 30, 2011 (Unaudited)

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
David T. Buhler (39)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. From 2002 to 2006, he served as Chief Compliance Officer for Greenwood Investments, LLC. From 1997 to 2006, he also served as Counsel for Great-West Life & Annuity Insurance Company.

Monette R. Nickels (40)	Tax Officer	Since December 8, 2009

Ms. Nickels is Senior Vice President and Director of Tax Administration of ALPS. Ms. Nickels joined ALPS in 2004 as Director of Tax Administration. Ms. Nickels is also Tax Officer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, and Clough Global Equity Fund.

48	www.alpsfunds.com

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000655 2/28/2012

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Schedule of Investments.

a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit99.Cert.

(a)(3) Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	September 6, 2011

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	September 6, 2011